CHANGE IN WORKING CAPITAL	12 Months Ended
Dec. 31, 2019
Change In Working Capital [Abstract]
Change in working capital

33.    Change in working capital

Figures in million - SA rand	2019	2018	2017
Inventories	(5,000.0)	(924.8)	(937.7)
Trade and other receivables	3,115.2	(461.0)	(214.9)
Trade and other payables	1,259.2	315.8	630.3
Total change in working capital	(625.6)	(1,070.0)	(522.3)